Loss for the year - Other items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Continuing operations
Cost of inventories (note 17)	$ 10,424	$ 6,321	$ 7,130
Depreciation of (note 13)
Property, plant and equipment	1,964	2,995	1,069
Right-of-use assets	2,052	1,761	950
Amortization of intangible assets	1,913	1,915	58
Write-off on property, plant and equipment	558	331	0
Auditor’s remuneration	1,244	1,244	1,319
Freight and delivery charges	2,437	1,064	1,503
Direct costs
Continuing operations
Cost of inventories (note 17)	10,462	9,082	57,442
Depreciation of (note 13)
Total depreciation and amortization charges	944	1,436	502
Research and development expenses
Depreciation of (note 13)
Total depreciation and amortization charges	376	584	132
Administrative and other operating expenses
Depreciation of (note 13)
Total depreciation and amortization charges	4,609	4,651	1,443
Total depreciation and amortization charges
Depreciation of (note 13)
Total depreciation and amortization charges	$ 5,929	$ 6,671	$ 2,077